Goodwill and Other Intangible Assets (Summary of Reconciliation of Intangible Assets) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortisation, intangible assets other than goodwill	$ 242	$ 276
Goodwill	12,136	12,043
Intangible assets other than goodwill	1,667	1,819
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending Balance	(2,624)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Accumulated amortization and impairment	(381)	(338)
Additional Recognition Goodwill	0
Amortisation Goodwill	0	0
Increase Decrease Through Transfers and Other Changes Goodwill	93	(71)
Impairment Loss Recognised in Profit or Loss Goodwill		0
Goodwill [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	12,043	12,114
Ending Balance	12,136	12,043
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	12,381
Ending Balance	12,517	12,381
Goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		0
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Disposals		162
Amortisation, intangible assets other than goodwill	135
Increase Decrease Through Other Changes Intangible Assets Other Than Goodwill	(18)	(19)
Impairment Loss Recognised In Profit or Loss Intangible Assets Other Than Goodwill		(86)
Intangible assets other than goodwill	$ 641	794	$ 1,061
Useful Life Range	5 – 15
Customer relationships [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ 1,981
Ending Balance	1,995	1,981
Customer relationships [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		0
Customer relationships [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(1,187)
Ending Balance	(1,354)	(1,187)
Technology [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	132
Disposals		124
Amortisation, intangible assets other than goodwill	114	529
Increase Decrease Through Other Changes Intangible Assets Other Than Goodwill	4	12
Impairment Loss Recognised In Profit or Loss Intangible Assets Other Than Goodwill		(48)
Intangible assets other than goodwill	$ 857	835	843
Useful Life Range	2 – 25
Technology [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ 1,406
Ending Balance	1,472	1,406
Technology [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		152
Technology [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(571)
Ending Balance	(615)	(571)
Trade names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Disposals		8
Amortisation, intangible assets other than goodwill	6
Increase Decrease Through Other Changes Intangible Assets Other Than Goodwill	0	(6)
Impairment Loss Recognised In Profit or Loss Intangible Assets Other Than Goodwill		(51)
Intangible assets other than goodwill	$ 27	33	98
Useful Life Range	3 – 15²
Trade names [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ 144
Ending Balance	143	144
Trade names [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		0
Trade names [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(111)
Ending Balance	(116)	(111)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	13
Disposals		47
Amortisation, intangible assets other than goodwill	43
Increase Decrease Through Other Changes Intangible Assets Other Than Goodwill	15	1
Impairment Loss Recognised In Profit or Loss Intangible Assets Other Than Goodwill		(15)
Intangible assets other than goodwill	$ 142	157	215
Useful Life Range	1 – 30
Other [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ 656
Ending Balance	681	656
Other [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		3
Other [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(499)
Ending Balance	(539)	(499)
Intangible assets other than goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	145
Disposals		341
Amortisation, intangible assets other than goodwill	298
Increase Decrease Through Other Changes Intangible Assets Other Than Goodwill	1	(12)
Impairment Loss Recognised In Profit or Loss Intangible Assets Other Than Goodwill		(200)
Intangible assets other than goodwill	1,667	1,819	$ 2,217
Intangible assets other than goodwill [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	4,187
Ending Balance	4,291	4,187
Intangible assets other than goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		155
Intangible assets other than goodwill [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ (2,368)
Ending Balance		$ (2,368)